UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02715

Exact name of registrant as specified in charter:	Delaware Group® State Tax-Free Income Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2017

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Pennsylvania Fund	May 31, 2017 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.26%
Corporate Revenue Bonds – 4.54%
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	$4,305,840
Pennsylvania Economic Development Financing Authority
Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	13,868,470
Pennsylvania Economic Development Financing Authority
Water Facility Revenue
(Pennsylvania-American Water Project) 6.20% 4/1/39	2,850,000	3,087,633
		21,261,943
Education Revenue Bonds – 19.08%
Allegheny County Higher Education Building Authority
Revenue
(Carlow University Project)
6.75% 11/1/31	750,000	839,633
7.00% 11/1/40	1,000,000	1,122,890
(Carnegie Mellon University)
5.00% 3/1/28	3,000,000	3,513,750
Series A 5.00% 3/1/24	1,000,000	1,158,400
(Chatham University) Series A 5.00% 9/1/30	1,500,000	1,632,990
(Robert Morris University)
Series A 5.50% 10/15/30	1,275,000	1,391,459
Series A 5.75% 10/15/40	2,200,000	2,409,044
Bucks County Industrial Development Authority Revenue
(George School Project) 5.00% 9/15/36	4,455,000	4,981,403
(School Lane Charter School Project) Series A
5.125% 3/15/46	2,500,000	2,597,550
Chester County Industrial Development Authority Revenue
(Avon Grove Charter School)
Series A 5.00% 12/15/47	1,160,000	1,201,331
Series A 5.00% 12/15/51	770,000	789,658
(Renaissance Academy Charter School)
5.00% 10/1/34	1,000,000	1,051,150
5.00% 10/1/39	1,250,000	1,300,313
5.00% 10/1/44	1,000,000	1,037,710
Chester County Industrial Development Authority Student
Housing Revenue
(West Chester University Project)
Series A 5.00% 8/1/30	1,100,000	1,180,124
Series A 5.00% 8/1/45	1,250,000	1,310,087
East Hempfield Township Industrial Development Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/39	875,000	923,991

NQ-007 [5/17] 7/17 (220310)       1

Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
East Hempfield Township Industrial Development Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/45	2,500,000	$2,620,225
5.00% 7/1/46	1,425,000	1,498,516
5.00% 7/1/47	1,000,000	1,054,020
Montgomery County Higher Education & Health Authority
Revenue
(Arcadia University)
4.25% 4/1/35	20,000	20,796
5.625% 4/1/40	2,375,000	2,503,321
5.75% 4/1/40	2,000,000	2,212,840
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Drexel University)
4.00% 5/1/36	3,105,000	3,259,381
5.00% 5/1/35	1,000,000	1,148,680
(Indiana University - Student Housing Project)
Series A 5.00% 7/1/27	1,740,000	1,946,869
Series A 5.00% 7/1/41	1,500,000	1,633,785
(Philadelphia University) 5.00% 6/1/32	2,000,000	2,184,840
(Shippensburg University)
5.00% 10/1/44	1,500,000	1,570,875
6.25% 10/1/43	2,000,000	2,217,040
(St. Francis University) Series JJ2 6.25% 11/1/41	2,355,000	2,599,967
(Thomas Jefferson University) Series A 5.00% 9/1/45	7,000,000	7,848,260
(Trustees of the University of Pennsylvania) Series A
5.00% 8/15/46	1,695,000	1,987,896
(University of the Sciences) 5.00% 11/1/36	100,000	112,715
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project)
Series A 7.25% 6/15/43	2,500,000	2,914,075
(Green Woods Charter School Project)
Series A 5.50% 6/15/22	1,035,000	1,099,863
Series A 5.75% 6/15/42	2,500,000	2,580,300
(International Apartments Temple University)
Series A 5.375% 6/15/30	1,500,000	1,577,535
Series A 5.625% 6/15/42	3,000,000	3,162,720
(New Foundation Charter School Project)
6.625% 12/15/41	1,000,000	1,101,770
(Performing Arts Charter School Project) 144A
6.75% 6/15/43 #	2,550,000	2,695,987
(Tacony Academy Charter School Project)
6.75% 6/15/33	1,020,000	1,142,726

2     NQ-007 [5/17] 7/17 (220310)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Philadelphia Authority for Industrial Development Revenue
(Tacony Academy Charter School Project)
7.00% 6/15/43	1,535,000	$1,731,603
(Temple University Second Series) 5.00% 4/1/36	1,145,000	1,312,365
(Thomas Jefferson University) Series A 5.00% 9/1/47	2,500,000	2,811,775
State Public School Building Authority
(Montgomery County Community College)
5.00% 5/1/28	2,000,000	2,337,260
		89,329,488
Electric Revenue Bonds – 0.39%
Philadelphia Gas Works Revenue Fourteenth Series
(1998 General Ordinance)
4.00% 10/1/35	500,000	524,620
4.00% 10/1/36	750,000	785,093
4.00% 10/1/37	500,000	521,765
		1,831,478
Healthcare Revenue Bonds – 27.21%
Allegheny County Hospital Development Authority
Revenue
(University of Pittsburgh Medical Center) Series A
5.50% 8/15/34	3,980,000	4,312,250
Berks County Municipal Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3
5.50% 11/1/31	10,000,000	10,934,900
Butler County Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	1,772,566
Central Bradford Progress Authority
(Guthrie Healthcare System) 5.375% 12/1/41	1,000,000	1,128,000
Chester County Health & Education Facilities Authority
Revenue
(Simpson Senior Services Project)
Series A 5.00% 12/1/35	775,000	788,965
Series A 5.25% 12/1/45	1,360,000	1,384,249
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Ministries Project)
5.00% 1/1/38	2,000,000	2,144,520
Unrefunded 6.375% 1/1/39	495,000	533,343
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project) Unrefunded
6.00% 6/1/36	795,000	868,362
Franklin County Industrial Development Authority Revenue
(Chambersburg Hospital Project) 5.375% 7/1/42	4,980,000	5,440,949

NQ-007 [5/17] 7/17 (220310)     3

Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Geisinger Authority Health System Revenue
(Geisinger Health System)
Series A-1 5.125% 6/1/41	4,000,000	$4,355,960
Series A-1 5.00% 2/15/45	5,000,000	5,745,550
Indiana County Hospital Authority Revenue
(Regional Medical Center) Series A 6.00% 6/1/39	1,625,000	1,787,126
Lancaster County Hospital Authority Revenue
(Brethren Village Project)
5.25% 7/1/35	250,000	266,063
5.25% 7/1/41	1,000,000	1,082,990
5.50% 7/1/45	1,000,000	1,070,590
Series A 6.50% 7/1/40	3,000,000	3,014,250
(Landis Homes Retirement Community Project) Series A
5.00% 7/1/45	2,000,000	2,139,760
(Masonic Villages Project)
5.00% 11/1/35	3,000,000	3,387,950
5.00% 11/1/36	510,000	577,713
5.00% 11/1/37	250,000	282,257
(St. Anne’s Retirement Community)
5.00% 4/1/27	1,425,000	1,487,472
5.00% 4/1/33	1,830,000	1,879,630
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project)
5.125% 7/1/32	1,000,000	1,036,120
5.25% 7/1/42	1,500,000	1,551,930
(Lehigh Valley Health Network)
Series A 4.00% 7/1/35	2,500,000	2,594,525
Monroe County Hospital Authority
(Pocono Medical Center)
5.00% 7/1/36	1,710,000	1,899,622
5.00% 7/1/41	1,000,000	1,097,870
Series A 5.00% 1/1/32	1,150,000	1,241,643
Series A 5.00% 1/1/41	1,500,000	1,599,705
Monroeville Finance Authority
5.00% 2/15/25	1,000,000	1,219,620
Montgomery County Higher Education & Health Authority
Revenue
(Abington Memorial Hospital Obligated Group) Series A
5.00% 6/1/31	4,000,000	4,437,480
Montgomery County Industrial Development Authority
Retirement Community Revenue
(ACTS Retirement Life Communities)
5.00% 11/15/27	1,250,000	1,385,563

4     NQ-007 [5/17] 7/17 (220310)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County Industrial Development Authority
Retirement Community Revenue
(ACTS Retirement Life Communities)
5.00% 11/15/28	1,600,000	$1,766,288
5.00% 11/15/29	680,000	747,075
Montgomery County Industrial Development Authority
Revenue
(Albert Einstein Healthcare Network) Series A
5.25% 1/15/45	5,000,000	5,393,300
(Foulkeways at Gwynedd Project) 5.00% 12/1/46	1,500,000	1,613,610
(Whitemarsh Continuing Care Retirement Community
Project) 5.375% 1/1/50	4,000,000	4,064,520
Moon Industrial Development Authority Revenue
(Baptist Homes Society Obligation) 6.125% 7/1/50	4,000,000	4,313,920
Northampton County Industrial Development Authority
(Morningstar Senior Living Project)
5.00% 7/1/27	1,400,000	1,468,040
5.00% 7/1/32	1,275,000	1,313,556
Pennsylvania Economic Development Financing Authority
Revenue
(University of Pittsburgh Medical Center)
4.00% 3/15/36	3,000,000	3,108,300
Series A 5.00% 7/1/43	1,265,000	1,394,346
Pennsylvania Higher Educational Facilities Authority
Revenue
(Thomas Jefferson University)
5.00% 3/1/24	1,115,000	1,303,323
Series A 5.25% 9/1/50	2,500,000	2,812,650
(University of Pennsylvania Health System)
5.00% 8/15/40	2,000,000	2,281,140
Series C 4.00% 8/15/41	3,500,000	3,636,570
Philadelphia Authority for Industrial Development Revenue
(Childrens Hospital of Philadelphia) 5.00% 7/1/34	6,000,000	7,139,160
Pocono Mountains Industrial Park Authority Revenue
(St. Luke’s Hospital - Monroe Project) Series A
5.00% 8/15/40	4,995,000	5,465,179
St. Mary Hospital Authority Health System Revenue
(Catholic Health East) 6.25% 11/15/34	4,720,000	5,119,878
		127,390,348

NQ-007 [5/17] 7/17 (220310)     5

Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds – 1.78%
Bucks County Industrial Development Authority
Multi-Family Housing Revenue Guaranteed
(New Hope Manor Project)
Series A 5.40% 3/1/22 (AMT)	715,000	$715,922
Series A 5.50% 3/1/41 (AMT)	5,340,000	5,343,952
Philadelphia Authority for Industrial Development Revenue
(Germantown Senior Living Presbyterian Homes Project)
Series A 5.625% 7/1/35 (HUD)	2,250,000	2,252,767
		8,312,641
Lease Revenue Bonds – 3.59%
Allegheny County Industrial Development Authority
Revenue
(Residential Resource Project)
5.10% 9/1/26	1,335,000	1,336,402
5.125% 9/1/31	560,000	560,426
Pennsylvania Commonwealth Financing Authority Revenue
Series B 5.00% 6/1/31 (AGC)	10,000,000	10,645,900
Philadelphia Municipal Authority Revenue
(Juvenile Justice Services Center)
5.00% 4/1/37	1,250,000	1,420,400
5.00% 4/1/38	1,000,000	1,136,320
5.00% 4/1/39	1,500,000	1,697,775
		16,797,223
Local General Obligation Bonds – 7.53%
Allegheny County
Series C-69 5.00% 12/1/28	1,000,000	1,157,200
Series C-70 5.00% 12/1/33	2,205,000	2,505,630
Bucks County
4.00% 5/1/29	1,650,000	1,858,907
Chester County
5.00% 7/15/29	1,000,000	1,233,280
5.00% 11/15/32	5,725,000	6,604,532
5.00% 11/15/33	2,625,000	3,020,929
Series A 4.00% 7/15/29	750,000	857,850
City of Philadelphia
5.00% 8/1/41	1,260,000	1,443,670
Series A 5.25% 7/15/29	2,500,000	2,915,875
City of Pittsburgh
Series B 5.00% 9/1/26	3,000,000	3,498,420
Fox Chapel Area School District
5.00% 8/1/25	1,000,000	1,170,220

6     NQ-007 [5/17] 7/17 (220310)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Montgomery County
Series A 4.00% 4/1/27	2,635,000	$2,962,847
Philadelphia School District
Series F 5.00% 9/1/36	2,000,000	2,192,960
Series F 5.00% 9/1/37	1,500,000	1,639,815
Series F 5.00% 9/1/38	2,000,000	2,181,520
		35,243,655
Pre-Refunded/Escrowed to Maturity Bonds – 17.97%
Butler County Hospital Authority Revenue
(Butler Health System Project) 7.25% 7/1/39-19§	8,000,000	9,005,200
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Ministries Project) 6.375% 1/1/39-19§	4,505,000	4,890,358
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project) 6.00% 6/1/36-19§	4,205,000	4,624,701
Guam Government Limited Obligation Revenue
(Section 30)
Series A 5.625% 12/1/29-19§	90,000	100,295
Series A 5.75% 12/1/34-19§	3,050,000	3,408,283
Huntingdon County General Authority Revenue
(Juniata College) Series A 5.00% 5/1/30-20§	2,650,000	2,997,813
Lehigh County General Purpose Authority Revenue
(Muhlenberg College Project)
5.25% 2/1/34-19§	1,000,000	1,072,130
5.25% 2/1/39-19§	2,750,000	2,948,357
Montgomery County Higher Education & Health Authority
Revenue
(Abington Memorial Hospital Obligated Group) Series A
5.125% 6/1/33-19§	3,000,000	3,245,670
Montgomery County Industrial Development Authority
Retirement Community Revenue
(ACTS Retirement Life Communities)
Series A-1 6.25% 11/15/29-19§	700,000	788,599
Montgomery County Industrial Development Authority
Revenue
(New Regional Medical Center Project)
5.375% 8/1/38-20 (FHA)§	995,000	1,129,285
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A
6.25% 10/15/23-19§	4,475,000	4,922,008

NQ-007 [5/17] 7/17 (220310)     7

Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Edinboro University Foundation Student Housing
Project)
6.00% 7/1/42-18§	1,400,000	$1,477,728
6.00% 7/1/43-20§	1,000,000	1,147,480
(Trustees of the University of Pennsylvania)
5.00% 9/1/29-20§	1,000,000	1,125,750
Series A 5.00% 9/1/29-21§	1,000,000	1,144,750
(University of the Arts) 5.20% 3/15/25 (AGC)	4,490,000	5,297,931
Pennsylvania Higher Educational Facilities Authority
Revenue
(University of Pennsylvania Health System)
Series A 5.00% 8/15/24-21§	4,850,000	5,620,956
Series A 5.25% 8/15/26-21§	3,910,000	4,571,572
Series A 5.75% 8/15/23-21§	2,500,000	2,974,200
Pennsylvania Industrial Development Authority Revenue
(Economic Development)
5.50% 7/1/23-18§	615,000	646,045
Unrefunded 5.50% 7/1/23-18§	4,385,000	4,606,355
Philadelphia Authority for Industrial Development Revenue
(Mast Charter School) 6.00% 8/1/35-20§	1,610,000	1,856,362
Philadelphia Hospitals & Higher Education Facilities
Authority Revenue
(Presbyterian Medical Center) 6.65% 12/1/19	5,690,000	6,149,411
Philadelphia Municipal Authority Revenue
6.50% 4/1/39-19§	4,000,000	4,401,720
South Fork Municipal Hospital Authority Revenue
(Conemaugh Health Systems Project) 5.50% 7/1/29-20§	3,500,000	3,969,000
		84,121,959
Resource Recovery Revenue Bonds – 0.89%
Delaware County Industrial Development Authority
(Covanta Project) Series A 5.00% 7/1/43	2,155,000	2,172,585
Pennsylvania Economic Development Financing Authority
(Colver Project) Series F
4.625% 12/1/18 (AMBAC) (AMT)	2,000,000	2,013,640
		4,186,225
Special Tax Revenue Bonds – 1.97%
Allentown Neighborhood Improvement Zone Development
Authority Revenue
Series A 5.00% 5/1/42	2,500,000	2,629,300

8     NQ-007 [5/17] 7/17 (220310)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Northampton County Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,000,000	$2,318,800
Pittsburgh & Allegheny County Sports & Exhibition
Authority
5.00% 2/1/35 (AGM)	3,000,000	3,278,610
Washington County Redevelopment Authority Revenue
(Victory Centre Project-Tanger) Series A 5.45% 7/1/35	1,000,000	1,000,190
		9,226,900
Transportation Revenue Bonds – 9.52%
Delaware River Joint Toll Bridge Commission
(Pennsylvania – New Jersey) 5.00% 7/1/47	5,000,000	5,797,650
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	3,876,985
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,452,000
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/22	2,550,000	2,983,117
Series A 5.00% 12/1/23	2,450,000	2,915,769
Series C 5.00% 12/1/44	5,000,000	5,588,850
Series E 5.00% 12/1/29	5,000,000	5,640,100
Series E 5.00% 12/1/30	2,000,000	2,245,740
Philadelphia Airport Revenue
Series A 5.375% 6/15/29 (AGC)	4,030,000	4,044,629
Port Authority of Allegheny County
5.75% 3/1/29	5,200,000	6,018,740
		44,563,580
Water & Sewer Revenue Bonds – 4.79%
Allegheny County Sanitary Authority
5.00% 12/1/28 (BAM)	2,345,000	2,800,329
Bucks County Water & Sewer Authority
Series A 5.00% 12/1/37 (AGM)	780,000	889,699
Series A 5.00% 12/1/40 (AGM)	1,000,000	1,136,310
Cambridge Area Joint Authority Guaranteed Sewer
Revenue
5.625% 12/1/28	1,150,000	1,173,379
6.00% 12/1/37	1,000,000	1,021,190
Delaware County Regional Water Quality Control Authority
5.00% 5/1/32	2,000,000	2,262,800
5.00% 11/1/41	2,000,000	2,308,240
Guam Government Waterworks Authority
5.00% 1/1/46	1,450,000	1,587,228

NQ-007 [5/17] 7/17 (220310)     9

Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Philadelphia Water & Wastewater Revenue
5.00% 11/1/28	4,500,000	$5,223,960
Series A 5.00% 7/1/45	2,500,000	2,818,575
Series A 5.25% 10/1/52	1,000,000	1,178,120
		22,399,830
Total Municipal Bonds (cost $435,184,556)		464,665,270

Short-Term Investments – 0.77%
Variable Rate Demand Notes – 0.77%¤
Philadelphia Hospitals & Higher Education Facilities
Authority Revenue (Childrens Hospital of Philadelphia)
0.70% 2/15/21 •	500,000	500,000
Montgomery County Industrial Development Authority
(Acts Retirement Life Communities)
0.79% 11/15/29 (SPA - TD Bank N.A.) (AGC)	3,100,000	3,100,000
Total Short-Term Investments (cost $3,600,000)		3,600,000

Total Value of Securities – 100.03%
(cost $438,784,556)		468,265,270

Liabilities Net of Receivables and Other Assets – (0.03%)		(158,733)
Net Assets Applicable to 57,686,040 Shares Outstanding – 100.00%		$468,106,537

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2017, the aggregate value of Rule 144A securities was $2,695,987, which represents 0.58% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2017.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
•	Variable rate security. Each rate shown is as of May 31, 2017. Interest rates reset periodically.

10     NQ-007 [5/17] 7/17 (220310)

(Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHA – Federal Housing Administration
HUD – Housing and Urban Development Section 8
SPA – Stand-by Purchase Agreement See accompanying notes.

NQ-007 [5/17] 7/17 (220310)     11

Notes
Delaware Tax-Free Pennsylvania Fund	May 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® State Tax-Free Income Trust (Trust) - Delaware Tax-Free Pennsylvania Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At May 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$438,784,556
Aggregate unrealized appreciation	30,461,272
Aggregate unrealized depreciation	(980,558)
Net unrealized appreciation	$29,480,714

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

12     NQ-007 [5/17] 7/17 (220310)

(Unaudited)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2017:

Securities	Level 2
Assets:
Municipal Bonds	$464,665,270
Short-Term Investments	3,600,000
Total Value of Securities	$468,265,270

During the period ended May 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of Investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-007 [5/17] 7/17 (220310)     13

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: